LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Right of use assets	$ 600,361	$ 306,487
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	850,518	529,325
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(250,157)	(222,838)
Land [Member]
Statement [Line Items]
Right of use assets	460,386	195,290
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	493,297	230,231
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(32,911)	(34,941)
Buildings [member]
Statement [Line Items]
Right of use assets	16,412	16,731
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	35,183	32,610
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(18,771)	(15,879)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	60,993	66,709
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	85,252	86,870
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(24,259)	(20,161)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	186	157
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	412	630
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(226)	(473)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	50,869	24,437
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	223,708	175,261
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(172,839)	(150,824)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	11,515	3,163
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	12,666	3,723
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (1,151)	$ (560)